Direxion Daily Large Cap Growth Bull 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Growth Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Large Cap Growth Bull 3X Shares		Direxion Daily Large Cap Growth Bull 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.32%
Total Annual Fund Operating Expenses		1.07%
Expense Waiver/Reimbursement		0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Large Cap Growth Bull 3X Shares (USD $)	1 Year	3 Years
Direxion Daily Large Cap Growth Bull 3X Shares	97	328

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the large-cap growth segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index has an average market capitalization of  $16 billion dollars and a median market capitalization of  $6 billion dollars as of February 24, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 34%. The Index’s highest volatility rate for any one calendar year during the five-year period is 39%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 3.8%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Growth Investing Risk

Investments in growth securities and securities that provide exposure to growth securities are subject to risks, including the risk of sharp price movement. Growth companies often internally reinvest earnings instead of declaring dividends, which would otherwise bolster share value in adverse market conditions. As such, the Fund’s investment in growth securities may be susceptible to increased volatility.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Large Cap Growth Bear 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Russell 1000® Growth Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Large Cap Growth Bear 3X Shares		Direxion Daily Large Cap Growth Bear 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.33%
Total Annual Fund Operating Expenses		1.08%
Expense Waiver/Reimbursement		0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Large Cap Growth Bear 3X Shares (USD $)	1 Year	3 Years
Direxion Daily Large Cap Growth Bear 3X Shares	97	331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the large-cap growth segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index has an average market capitalization of  $16 billion dollars and a median market capitalization of  $6 billion dollars as of February 24, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 34%. The Index’s highest volatility rate for any one calendar year during the five-year period is 39%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 3.8%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Growth Investing Risk

Investments in growth securities and securities that provide exposure to growth securities are subject to risks, including the risk of sharp price movement. Growth companies often internally reinvest earnings instead of declaring dividends, which would otherwise bolster share value in adverse market conditions. As such, the Fund’s investment in growth securities may be susceptible to increased volatility.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund's status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund's treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Large Cap Value Bull 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Value Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Large Cap Value Bull 3X Shares		Direxion Daily Large Cap Value Bull 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.32%
Total Annual Fund Operating Expenses		1.07%
Expense Waiver/Reimbursement		0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Large Cap Value Bull 3X Shares (USD $)	1 Year	3 Years
Direxion Daily Large Cap Value Bull 3X Shares	97	328

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the large-cap value segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index has an average market capitalization of  $15 billion dollars and a median market capitalization of  $5 billion dollars as of February 24, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 27%. The Index’s highest volatility rate for any one calendar year during the five-year period is 44%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 1.3%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Value Investing Risk

Investments in value securities and securities that provide exposure to value securities are subject to risks, including the risk that a security’s intrinsic value may never be realized by the market, the security will not appreciate as much as anticipated or its market price will decline.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Large Cap Value Bear 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Russell 1000® Value Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Large Cap Value Bear 3X Shares		Direxion Daily Large Cap Value Bear 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.33%
Total Annual Fund Operating Expenses		1.08%
Expense Waiver/Reimbursement		0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Large Cap Value Bear 3X Shares (USD $)	1 Year	3 Years
Direxion Daily Large Cap Value Bear 3X Shares	97	331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the large-cap value segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index has an average market capitalization of  $15 billion dollars and a median market capitalization of  $5 billion dollars as of February 24, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts.There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 27%. The Index’s highest volatility rate for any one calendar year during the five-year period is 44%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 1.3%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Value Investing Risk

Investments in value securities and securities that provide exposure to value securities are subject to risks, including the risk that a security’s intrinsic value may never be realized by the market, the security will not appreciate as much as anticipated or its market price will decline.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Corporate Bond Bull 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P U.S. Corporate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Corporate Bond Bull 3X Shares		Direxion Daily Corporate Bond Bull 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.32%
Total Annual Fund Operating Expenses		1.07%
Expense Waiver/Reimbursement		0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Corporate Bond Bull 3X Shares (USD $)	1 Year	3 Years
Direxion Daily Corporate Bond Bull 3X Shares	97	328

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a broad bond index which tracks the liquid, tradable and highly-rated portion of the U.S. Corporate bond market. Bonds eligible for inclusion must be denominated in U.S. dollars (“USD”), Fixed Rate, Non-Zero coupon bonds; and bullet bonds (callable and putable bonds are excluded), with a minimum issuance size of  $500 million. Such bonds must be rated investment grade, defined as being rated within the four highest ratings categories by at least one of the following investment agencies: S&P, Moody’s, or Fitch.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index commenced operations in 2011 and therefore historical index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Corporate Bond Bear 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the S&P U.S. Corporate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Corporate Bond Bear 3X Shares		Direxion Daily Corporate Bond Bear 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.33%
Total Annual Fund Operating Expenses		1.08%
Expense Waiver/Reimbursement		0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Corporate Bond Bear 3X Shares (USD $)	1 Year	3 Years
Direxion Daily Corporate Bond Bear 3X Shares	97	331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a broad bond index which tracks the liquid, tradable and highly-rated portion of the U.S. Corporate bond market. Bonds eligible for inclusion must be denominated in U.S. dollars (“USD”), Fixed Rate, Non-Zero coupon bonds; and bullet bonds (callable and putable bonds are excluded), with a minimum issuance size of  $500 million. Such bonds must be rated investment grade, defined as being rated within the four highest ratings categories by at least one of the following investment agencies: S&P, Moody’s, or Fitch.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index commenced operations in 2011 and therefore historical index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily High Yield Bull 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Barclays Capital U.S. High-Yield Very Liquid Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily High Yield Bull 3X Shares		Direxion Daily High Yield Bull 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.32%
Total Annual Fund Operating Expenses		1.07%
Expense Waiver/Reimbursement		0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily High Yield Bull 3X Shares (USD $)	1 Year	3 Years
Direxion Daily High Yield Bull 3X Shares	97	328

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a more liquid version of the U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The Index follows the same index construction rules as the U.S. Corporate High-Yield Index, but each issue must have been issued within the past three years, have a USD 600 million minimum amount outstanding and include only the largest issue from each issuer. The Index is part of the U.S. Universal, Global High-Yield and U.S. Corporate High-Yield Indices. The Index was created on January 1, 1994.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 12%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 6.5%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Lower-Quality Debt Securities Risk

The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily High Yield Bear 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Barclays Capital U.S. High-Yield Very Liquid Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily High Yield Bear 3X Shares		Direxion Daily High Yield Bear 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.33%
Total Annual Fund Operating Expenses		1.08%
Expense Waiver/Reimbursement		0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily High Yield Bear 3X Shares (USD $)	1 Year	3 Years
Direxion Daily High Yield Bear 3X Shares	97	331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a more liquid version of the U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The Index follows the same index construction rules as the U.S. Corporate High-Yield Index, but each issue must have been issued within the past three years, have a USD 600 million minimum amount outstanding and include only the largest issue from each issuer. The Index is part of the U.S. Universal, Global High-Yield and U.S. Corporate High-Yield Indices. The Index was created on January 1, 1994.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts.There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 12%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 6.5%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to value securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Lower-Quality Debt Securities Risk

The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Municipal Bond Taxable Bull 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P National AMT-Free Municipal Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares"). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Municipal Bond Taxable Bull 3X Shares		Direxion Daily Municipal Bond Taxable Bull 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.32%
Total Annual Fund Operating Expenses		1.07%
Expense Waiver/Reimbursement		0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Municipal Bond Taxable Bull 3X Shares (USD $)	1 Year	3 Years
Direxion Daily Municipal Bond Taxable Bull 3X Shares	97	328

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. municipal bond securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. In addition, the Fund does not seek income that is exempt from federal, state or local taxes.

The Index is a broad, comprehensive, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index constituents are derived from the Standard & Poor’s/Investortools Municipal Bond Index. A bond must meet all of the following criteria on the rebalancing date in order to be classified as an eligible bond: the bond issuer is a state, local government, or agency such that interest on the bond is exempt from federal income taxes; a bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s, or BBB- by Fitch; the bond must be denominated in U.S. dollars (“USD”); each bond must be a constituent of a deal where the deal’s original offering amount was at least  $100 million USD; as of the next rebalancing date, the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month plus one calendar day; the amount outstanding, or Par Amount, is used to determine the weight of the bond in the index; and the bond must have a minimum Par Amount of  $25 million USD. At each monthly rebalancing, no issuer can represent more than 25% of the weight of the index, and individual issuers that represent 5% of the index’s weight cannot account for more than 50% of the index in aggregate. The Index is generally reviewed and rebalanced on a monthly basis.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 9%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 4.1%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Municipal Securities Risk

Municipal issuers are subject to unique factors affecting their ability to pay debt obligations. As such, investment in municipal securities carries additional risk. Changes in federal, state or local laws may make a municipal issuer unable to make interest payments when due. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenue, for the project or from the assets. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Tips Bull 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Markit iBoxx TIPS Inflation-Protected Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Tips Bull 3X Shares		Direxion Daily TIPs Bull 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.32%
Total Annual Fund Operating Expenses		1.07%
Expense Waiver/Reimbursement		0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Tips Bull 3X Shares (USD $)	1 Year	3 Years
Direxion Daily TIPs Bull 3X Shares	97	328

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. government securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a market-capitalization-weighted index of US Dollar Treasury Inflation-Protected Securities (“TIPS”). The Index is designed to measure the return, yield, inflation adjustments and risk-characteristics of the overall U.S. TIPS market, and is intended as a performance benchmark for TIPS portfolios as well as the basis for TIPS index tracking portfolios.

As of November 16, 2010, the index included 49 securities, with a total market value of  $574 billion, representing 100% of available TIPS securities. The index commenced calculation on December 31, 2005. The index is calculated and supported by Markit.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result the Fund may suffer a loss during period of deflation.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility.

The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 10%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 3.4%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Tips Bear 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Markit iBoxx TIPS Inflation-Protected Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Tips Bear 3X Shares		Direxion Daily TIPs Bear 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.33%
Total Annual Fund Operating Expenses		1.08%
Expense Waiver/Reimbursement		0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Tips Bear 3X Shares (USD $)	1 Year	3 Years
Direxion Daily TIPs Bear 3X Shares	97	331

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a market-capitalization-weighted index of US Dollar Treasury Inflation-Protected Securities (“TIPS”). The Index is designed to measure the return, yield, inflation adjustments and risk-characteristics of the overall U.S. TIPS market, and is intended as a performance benchmark for TIPS portfolios as well as the basis for TIPS index tracking portfolios.

As of November 16, 2010, the index included 49 securities, with a total market value of  $574 billion, representing 100% of available TIPS securities. The index commenced calculation on December 31, 2005. The index is calculated and supported by Markit.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result the Fund may suffer a loss during period of deflation.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility.

The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 10%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 3.4%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Direxion Daily Total Bond Market Bull 3X Shares
Investment Objective

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Barclays Capital U.S. Aggregate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares"). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses - Direxion Daily Total Bond Market Bull 3X Shares		Direxion Daily Total Bond Market Bull 3X Shares
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses of the Fund		0.32%
Total Annual Fund Operating Expenses		1.07%
Expense Waiver/Reimbursement		0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement		0.95%
[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Direxion Daily Total Bond Market Bull 3X Shares (USD $)	1 Year	3 Years
Direxion Daily Total Bond Market Bull 3X Shares	97	328

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. All bonds included in the Index must be denominated in U.S. dollars, have a fixed rate, be non-convertible, be publicly offered in the U.S. and have at least one year remaining until maturity. The Index is capitalization weighted and rebalanced monthly.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Principal Risks

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 4%. The Index’s highest volatility rate for any one calendar year during the five-year period is 6%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 5.8%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Fund Performance
The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001424958
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Mar 31, 2011
Prospectus Date	rr_ProspectusDate	Mar 31, 2011
Direxion Daily Large Cap Growth Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Large Cap Growth Bull 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Growth Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	328
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the large-cap growth segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index has an average market capitalization of  $16 billion dollars and a median market capitalization of  $6 billion dollars as of February 24, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 34%. The Index’s highest volatility rate for any one calendar year during the five-year period is 39%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 3.8%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

Growth Investing Risk

Investments in growth securities and securities that provide exposure to growth securities are subject to risks, including the risk of sharp price movement. Growth companies often internally reinvest earnings instead of declaring dividends, which would otherwise bolster share value in adverse market conditions. As such, the Fund’s investment in growth securities may be susceptible to increased volatility.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily Large Cap Growth Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Large Cap Growth Bear 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Russell 1000® Growth Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	331
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the large-cap growth segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Index has an average market capitalization of  $16 billion dollars and a median market capitalization of  $6 billion dollars as of February 24, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 34%. The Index’s highest volatility rate for any one calendar year during the five-year period is 39%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 3.8%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

Growth Investing Risk

Investments in growth securities and securities that provide exposure to growth securities are subject to risks, including the risk of sharp price movement. Growth companies often internally reinvest earnings instead of declaring dividends, which would otherwise bolster share value in adverse market conditions. As such, the Fund’s investment in growth securities may be susceptible to increased volatility.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund's status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund's treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily Large Cap Value Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Large Cap Value Bull 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 1000® Value Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	328
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the large-cap value segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index has an average market capitalization of  $15 billion dollars and a median market capitalization of  $5 billion dollars as of February 24, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 27%. The Index’s highest volatility rate for any one calendar year during the five-year period is 44%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 1.3%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Equity Securities Risk

Investments in publicly issued equity securities and securities that provide exposure to equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value (“NAV”) of the Fund to fluctuate.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Value Investing Risk

Investments in value securities and securities that provide exposure to value securities are subject to risks, including the risk that a security’s intrinsic value may never be realized by the market, the security will not appreciate as much as anticipated or its market price will decline.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily Large Cap Value Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Large Cap Value Bear 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Russell 1000® Value Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	331
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. The Fund does not invest in equity securities.

The Index measures the performance of the large-cap value segment of the U.S. equity universe. It is a subset of the Russell 1000® Index and includes those companies within the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Index has an average market capitalization of  $15 billion dollars and a median market capitalization of  $5 billion dollars as of February 24, 2011. The Index is reconstituted on an annual basis. The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Fund.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts.There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 27%. The Index’s highest volatility rate for any one calendar year during the five-year period is 44%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 1.3%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Value Investing Risk

Investments in value securities and securities that provide exposure to value securities are subject to risks, including the risk that a security’s intrinsic value may never be realized by the market, the security will not appreciate as much as anticipated or its market price will decline.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily Corporate Bond Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Corporate Bond Bull 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P U.S. Corporate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	328
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a broad bond index which tracks the liquid, tradable and highly-rated portion of the U.S. Corporate bond market. Bonds eligible for inclusion must be denominated in U.S. dollars (“USD”), Fixed Rate, Non-Zero coupon bonds; and bullet bonds (callable and putable bonds are excluded), with a minimum issuance size of  $500 million. Such bonds must be rated investment grade, defined as being rated within the four highest ratings categories by at least one of the following investment agencies: S&P, Moody’s, or Fitch.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index commenced operations in 2011 and therefore historical index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily Corporate Bond Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Corporate Bond Bear 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the S&P U.S. Corporate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	331
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a broad bond index which tracks the liquid, tradable and highly-rated portion of the U.S. Corporate bond market. Bonds eligible for inclusion must be denominated in U.S. dollars (“USD”), Fixed Rate, Non-Zero coupon bonds; and bullet bonds (callable and putable bonds are excluded), with a minimum issuance size of  $500 million. Such bonds must be rated investment grade, defined as being rated within the four highest ratings categories by at least one of the following investment agencies: S&P, Moody’s, or Fitch.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index commenced operations in 2011 and therefore historical index volatility and performance are not yet available. In the future, historical Index volatility and performance will be presented in this section. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily High Yield Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily High Yield Bull 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Barclays Capital U.S. High-Yield Very Liquid Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	328
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a more liquid version of the U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The Index follows the same index construction rules as the U.S. Corporate High-Yield Index, but each issue must have been issued within the past three years, have a USD 600 million minimum amount outstanding and include only the largest issue from each issuer. The Index is part of the U.S. Universal, Global High-Yield and U.S. Corporate High-Yield Indices. The Index was created on January 1, 1994.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 12%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 6.5%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Lower-Quality Debt Securities Risk

The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily High Yield Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily High Yield Bear 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Barclays Capital U.S. High-Yield Very Liquid Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	331
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a more liquid version of the U.S. Corporate High-Yield Index that measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. The Index follows the same index construction rules as the U.S. Corporate High-Yield Index, but each issue must have been issued within the past three years, have a USD 600 million minimum amount outstanding and include only the largest issue from each issuer. The Index is part of the U.S. Universal, Global High-Yield and U.S. Corporate High-Yield Indices. The Index was created on January 1, 1994.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts.There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
-40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 12%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 6.5%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to value securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Lower-Quality Debt Securities Risk

The Fund will invest a significant portion of its assets in securities rated below investment grade or “junk bonds.” Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund’s performance may vary significantly as a result.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily Municipal Bond Taxable Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Municipal Bond Taxable Bull 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P National AMT-Free Municipal Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares"). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	328
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. municipal bond securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements. In addition, the Fund does not seek income that is exempt from federal, state or local taxes.

The Index is a broad, comprehensive, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index constituents are derived from the Standard & Poor’s/Investortools Municipal Bond Index. A bond must meet all of the following criteria on the rebalancing date in order to be classified as an eligible bond: the bond issuer is a state, local government, or agency such that interest on the bond is exempt from federal income taxes; a bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s, or BBB- by Fitch; the bond must be denominated in U.S. dollars (“USD”); each bond must be a constituent of a deal where the deal’s original offering amount was at least  $100 million USD; as of the next rebalancing date, the bond must have a minimum term to maturity and/or call date greater than or equal to one calendar month plus one calendar day; the amount outstanding, or Par Amount, is used to determine the weight of the bond in the index; and the bond must have a minimum Par Amount of  $25 million USD. At each monthly rebalancing, no issuer can represent more than 25% of the weight of the index, and individual issuers that represent 5% of the index’s weight cannot account for more than 50% of the index in aggregate. The Index is generally reviewed and rebalanced on a monthly basis.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 9%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 4.1%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Municipal Securities Risk

Municipal issuers are subject to unique factors affecting their ability to pay debt obligations. As such, investment in municipal securities carries additional risk. Changes in federal, state or local laws may make a municipal issuer unable to make interest payments when due. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the inability to collect revenue, for the project or from the assets. Moreover, an adverse interpretation of the tax status of municipal securities may make such securities decline in value.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk

Many types of debt securities are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily TIPs Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Tips Bull 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Markit iBoxx TIPS Inflation-Protected Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	328
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in U.S. government securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a market-capitalization-weighted index of US Dollar Treasury Inflation-Protected Securities (“TIPS”). The Index is designed to measure the return, yield, inflation adjustments and risk-characteristics of the overall U.S. TIPS market, and is intended as a performance benchmark for TIPS portfolios as well as the basis for TIPS index tracking portfolios.

As of November 16, 2010, the index included 49 securities, with a total market value of  $574 billion, representing 100% of available TIPS securities. The index commenced calculation on December 31, 2005. The index is calculated and supported by Markit.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result the Fund may suffer a loss during period of deflation.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility.

The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 10%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 3.4%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily TIPs Bear 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Tips Bear 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Markit iBoxx TIPS Inflation-Protected Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with shorting and the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.13%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	331
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index. The Fund invests the remainder of its assets in short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index is a market-capitalization-weighted index of US Dollar Treasury Inflation-Protected Securities (“TIPS”). The Index is designed to measure the return, yield, inflation adjustments and risk-characteristics of the overall U.S. TIPS market, and is intended as a performance benchmark for TIPS portfolios as well as the basis for TIPS index tracking portfolios.

As of November 16, 2010, the index included 49 securities, with a total market value of  $574 billion, representing 100% of available TIPS securities. The index commenced calculation on December 31, 2005. The index is calculated and supported by Markit.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has fallen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has risen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, creates short positions by investing at least 80% of its net assets in: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments that, in combination, provide leveraged and unleveraged exposure to the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the inverse performance of the Index, the Fund’s performance will suffer during conditions in which the Index rises.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Deflation Risk

In a period of sustained deflation, the inflation-indexed securities held by the Fund may not pay any income. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-indexed securities it issues, other issuers may not offer the same guarantee. As a result the Fund may suffer a loss during period of deflation.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (–300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded inverse return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility.

The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bear Fund, would be expected to lose 31.3% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 96.6%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose approximately 100% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	-300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	180%	1371.5%	973.9%	248.6%	-46.5%	-96.1%
-50%	150%	653.4%	449.8%	78.5%	-72.6%	-98.0%
40%	120%	336.0%	218.2%	3.3%	-84.2%	-98.9%
-30%	90%	174.6%	100.4%	-34.9%	-90.0%	-99.3%
-20%	60%	83.9%	34.2%	-56.4%	-93.3%	-99.5%
-10%	30%	29.2%	-5.7%	-69.4%	-95.3%	-99.7%
0%	0%	-5.8%	-31.3%	-77.7%	-96.6%	-99.8%
10%	-30%	-29.2%	-48.4%	-83.2%	-97.4%	-99.8%
20%	-60%	-45.5%	-60.2%	-87.1%	-98.0%	-99.9%
30%	-90%	-57.1%	-68.7%	-89.8%	-98.4%	-99.9%
40%	-120%	-65.7%	-75.0%	-91.9%	-98.8%	-99.9%
50%	-150%	-72.1%	-79.6%	-93.4%	-99.0%	-99.9%
60%	-180%	-77.0%	-83.2%	-94.6%	-99.2%	-99.9%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 7%. The Index’s highest volatility rate for any one calendar year during the five-year period is 10%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 3.4%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index losses beyond 30% in a given day. For example, if the Index were to lose 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is –300% of the Index loss of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. The Fund’s gains occur as its market exposure declines and its losses are accompanied by increases in market exposure. If the Index declines, the Fund’s net assets will rise by an amount equal to the decline in the Fund’s exposure. Conversely, if the Index rises the Fund’s net assets will decline by the same amount as the increase in the Fund’s exposure. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek – $300 of exposure to the next trading day’s Index performance. If the Index declined by 1% by noon the following trading day, the exposure of the Fund will fall by 1% to – $297 and the net assets will rise by  $3 to  $103. With net assets of  $103 and exposure of – $297, a purchaser at that point would be receiving –288% exposure of her investment instead of –300%

Inverse Correlation Risk

Shareholders should lose money when the Fund’s target index rises, which is a result that is the opposite from traditional funds.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that an increase in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily increase, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index increase of more than 33%. Further, purchasing shares during a day may result in greater than –300% exposure to the performance of the Index if the Index rises between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Shorting Risk

The Fund may engage in short sales designed to earn the Fund a profit from the decline in the price of particular securities, baskets of securities or indices. However, there is a risk that the Fund will experience a loss as a result of engaging in these short sales.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523
Direxion Daily Total Bond Market Bull 3X Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Daily Total Bond Market Bull 3X Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund seeks daily investment results, before fees and expenses, of 300% of the price performance of the Barclays Capital U.S. Aggregate Bond Index (“Index”). The Fund seeks daily leveraged investment results and does not seek to achieve its stated investment objective over a period of time greater than one day. The Fund is different and much riskier than most exchange-traded funds.

The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.

Fees and Expenses of the Fund	dset1424958_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund ("Shares"). Investors purchasing shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Waiver/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%
Total Annual Fund Operating Expenses After Expense Waiver/Reimbursement	rr_NetExpensesOverAssets	0.95%
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	328
Portfolio Turnover	dset1424958_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index. These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments. On a day-to-day basis, the Fund also holds short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Index measures the performance of the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, and is composed of U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities. All bonds included in the Index must be denominated in U.S. dollars, have a fixed rate, be non-convertible, be publicly offered in the U.S. and have at least one year remaining until maturity. The Index is capitalization weighted and rebalanced monthly.

The Fund seeks to remain fully invested at all times consistent with its stated goal. At the close of the markets each trading day, Rafferty positions the Fund’s portfolio so that its exposure to the Index is consistent with the Fund’s investment objective. The impact of the Index’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the Index has risen on a given day, net assets of the Fund should rise, meaning that the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall, meaning the Fund’s exposure will need to be reduced. This re-positioning strategy typically results in high portfolio turnover. Additionally, because a significant portion of the assets of the Fund may come from investors using “asset allocation” and “market timing” investment strategies, the Fund may further need to engage in frequent trading. The Fund will concentrate its investment in a particular industry or group of industries to approximately the same extent as the Index is so concentrated.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund, under normal circumstances, creates long positions by investing at least 80% of its net assets in fixed income securities that comprise the Index and/or financial instruments that provide leveraged and unleveraged exposure to the Index.These financial instruments include: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; short positions; reverse repurchase agreements; exchange-traded funds (“ETFs”); and other financial instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund entails risk. The Fund could lose money or its performance could trail that of other investment alternatives. The Adviser cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds and exchange-traded funds. It is important that investors closely review all of the risks listed below and understand how these risks interrelate before making an investment in the Fund. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets could negatively affect issuers worldwide, including the Fund. There is the risk that you could lose all or a portion of your money invested in the Fund.

Adverse Market Conditions Risk

Because the Fund magnifies the performance of the Index, the Fund’s performance will suffer during conditions in which the Index declines.

Adviser’s Investment Strategy Risk

While the Adviser seeks to take advantage of investment opportunities for the Fund that will maximize its investment returns, there is no guarantee that such opportunities will ultimately benefit the Fund. There is no assurance that the Adviser’s investment strategy will enable the Fund to achieve its investment objective.

Asset-Backed Securities Risk

Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund’s asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Concentration Risk

Concentration risk results from the Fund focusing its investments in a specific industry or group of industries to approximately the same extent that the Index is so concentrated. The performance of the Fund may be more volatile than a fund that does not concentrate its investments in a specific industry or group of industries. The Fund also may be more susceptible to any single economic market, political or regulatory occurrence affecting that industry or group of industries.

Counterparty Risk

The Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities or asset class without actually purchasing those securities or investments, or to hedge a position. These financial instruments may include swap agreements and structured notes. The use of swap agreements and other counterparty instruments involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Swap agreements and other counterparty instruments also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Credit Risk

The Fund could lose money if the issuer or guarantor of a debt security goes bankrupt or is unable or unwilling to make interest payments and/or repay principal. Changes in an issuer’s financial strength or in an issuer’s or debt security’s credit rating also may affect a security’s value and thus have an impact on Fund performance.

Daily Correlation Risk

There is no guarantee that the Fund will achieve its daily target. The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and costs associated with the use of leveraged investment techniques and/or a temporary lack of liquidity in the markets for the securities held by the Fund. The Fund may not have investment exposure to all securities in its underlying Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities or financial instruments not included in the underlying Index. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to its Index. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Fund’s ability to meet its daily investment objective on that day. The Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily investment objective.

Debt Instrument Risk

The Fund may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates, credit risk and other factors. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. In addition, changes in the credit quality of the issuer of a debt instrument can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. Such factors may cause the value of an investment in the Fund to decrease.

Derivatives Risk

The Fund uses investment techniques, including investments in derivatives such as futures and forward contracts, options and swaps, which may be considered aggressive. Investments in such derivatives are subject to market risks that may cause their prices to fluctuate over time and may increase the volatility of the Fund. The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, such as counterparty risk and the risk that the derivatives may become illiquid. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. In addition, the Fund’s investments in derivatives are subject to the following risks:

  Futures and Forward Contracts. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts. Forward currency transactions include the risks associated with fluctuations in currency.
  Hedging Risk. If the Fund uses a hedging instrument at the wrong time or judges the market conditions incorrectly, the hedge might be unsuccessful, reduce the Fund’s investment return, or create a loss.
  Options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective.
  Swap Agreements. Credit default swaps, including credit default swaps on baskets of securities, are subject to credit risk on the underlying investment. Interest rate swaps are subject to interest rate and credit risk. Total return swaps are subject to counterparty risk.

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Effects of Compounding and Market Volatility Risk

The Fund does not attempt to, and should not be expected to, provide returns which are a multiple of the return of the Index for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. This means that for a period longer than one day, the pursuit of daily goals may result in daily leveraged compounding. It also means that the return of an index over a period of time greater than one day multiplied by the Fund’s daily target (300%) generally will not equal the Fund’s performance over that same period.

As a result, over time, the cumulative percentage increase or decrease in the value of the Fund’s portfolio may diverge significantly from the cumulative percentage increase or decrease in the multiple of the return of the Fund’s underlying index due to the compounding effect of losses and gains on the returns of the Fund. It also is expected that the Fund’s use of leverage will cause the Fund to underperform the compounded return of three times its benchmark in a trendless or flat market.

The effect of compounding becomes more pronounced on the Fund’s performance as the Index experiences volatility. The Index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of the Index. The table below provides examples of how Index volatility could affect the Fund’s performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. As shown below, this Fund, or any other 3X Bull Fund, would be expected to lose 17.1% (as shown in Table 1 below) if its Index provided no return over a one year period during which the Index experienced annualized volatility of 25%. If the Index’s annualized volatility were to rise to 75%, the hypothetical loss for a one year period for the Fund widens to approximately 81.5%.

At higher ranges of volatility, there is a chance of a near complete loss of value even if the Index is flat. For instance, if the Index’s annualized volatility is 100%, the Fund would be expected to lose 95% of its value, even if the cumulative Index return for the year was only 0%.

Table 1

One	300%
Year	One Year
Index	Index	Volatility Rate
Return	Return	10%	25%	50%	75%	100%

-60%	-180%	-93.8%	-94.7%	-97.0%	-98.8%	-99.7%
-50%	-150%	-87.9%	-89.6%	-94.1%	-97.7%	-99.4%
-40%	-120%	-79.0%	-82.1%	-89.8%	-96.0%	-98.9%
-30%	-90%	-66.7%	-71.6%	-83.8%	-93.7%	-98.3%
-20%	-60%	-50.3%	-57.6%	-75.8%	-90.5%	-97.5%
-10%	-30%	-29.3%	-39.6%	-65.6%	-86.5%	-96.4%
0%	0%	-3.0%	-17.1%	-52.8%	-81.5%	-95.0%
10%	30%	29.2%	10.3%	-37.1%	-75.4%	-93.4%
20%	60%	67.7%	43.3%	-18.4%	-68.0%	-91.4%
30%	90%	113.2%	82.1%	3.8%	-59.4%	-89.1%
40%	120%	166.3%	127.5%	29.6%	-49.2%	-86.3%
50%	150%	227.5%	179.8%	59.4%	-37.6%	-83.2%
60%	180%	297.5%	239.6%	93.5%	-24.2%	-79.6%

The Index’s annualized historical volatility rate for the five-year period ended December 31, 2010 is 4%. The Index’s highest volatility rate for any one calendar year during the five-year period is 6%. The Index’s annualized performance for the five-year period ended December 31, 2010 is 5.8%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future.

For additional graphs and charts demonstrating the effects of volatility and index performance on the long-term performance of the Fund, see “Additional Information Regarding Investment Techniques and Policies” and “Negative Implications of Daily Goals in Volatile Markets” in the Fund’s statutory prospectus, and “Special Note Regarding the Correlation Risks of Leveraged Funds” in the Fund’s Statement of Additional Information.

Holding an unmanaged position opens the investor to the risk of market volatility adversely affecting the performance of the investment. The Fund is not appropriate for investors who do not intend to actively monitor and manage their portfolios. This table is intended to underscore the fact that the Fund is designed as a short-term trading vehicle for investors who intend to actively monitor and manage their portfolios.

To fully understand the risks of market volatility on the Fund, see “Negative Implications of Daily Goals in Volatile Markets” found in the statutory prospectus.

Gain Limitation Risk

If the Fund’s benchmark moves more than 33% on a given trading day in a direction adverse to the Fund, you would lose all of your money. Rafferty will attempt to position the Fund’s portfolio to ensure that the Fund does not lose more than 90% of its net asset value on a given day. The cost of such downside protection will be limitations on the Fund’s gains. As a consequence, the Fund’s portfolio may not be responsive to Index gains beyond 30% in a given day. For example, if the Index were to gain 35%, the Fund might be limited to a daily gain of 90% rather than 105%, which is 300% of the Index gain of 35%.

High Portfolio Turnover Risk

The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Interest Rate Risk

The value of the Fund’s investments in fixed income securities and securities that provide exposure to fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate-term or longer-term fixed income obligations owned by the Fund.

Intra-Day Investment Risk

The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the value of the Index at the market close on the first trading day and the value of the Index at the time of purchase. If the Index gains value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the Index declines, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Since a Fund starts each trading day with exposure which is 300% of its net assets, a change in both the exposure and the net assets of the Fund by the same absolute amount results in a change in the comparative relationship of the two. As an example (using simplified numbers), if the Fund had  $100 in net assets at the market close, it would seek  $300 of exposure to the next trading day’s Index performance. If the Index rose by 1% by noon the following trading day, the exposure of the Fund will have risen by 1% to  $303 and the net assets will have risen by that  $3 gain to  $103. With net assets of  $103 and exposure of  $303, a purchaser at that point would be receiving 294% exposure of her investment instead of 300%.

Leverage Risk

If you invest in the Fund, you are exposed to the risk that a decline in the daily performance of the Index will be leveraged. This means that your investment in the Fund will be reduced by an amount equal to 3% for every 1% daily decline, not including the cost of financing the portfolio and the impact of operating expenses, which would further lower your investment. The Fund could theoretically lose an amount greater than its net assets in the event of an Index decline of more than 33%. Further, purchasing shares during a day may result in greater than 300% exposure to the performance of the Index if the Index declines between the close of the markets on one trading day and before the close of the markets on the next trading day.

To fully understand the risks of using leverage in the Fund, see “Effects of Compounding and Market Volatility Risk” above.

Liquidity Risk

Some securities held by the Fund, including derivatives, may be difficult to sell or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid security at an unfavorable time or at a price that is lower than Rafferty’s judgment of the security’s true market value, the Fund may be forced to sell the security at a loss. Such a situation may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.

Market Risk

The Fund is subject to market risks that can affect the value of its shares. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market.

Market Timing Risk

Rafferty expects a significant portion of the assets of the Fund to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies. These strategies often call for frequent trading which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term and/or long-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Prepayment Risk and Mortgage-Backed Securities Risk

Many types of debt securities, including mortgage securities, are subject to prepayment risk, which is the risk that the issuer of the security will repay principal prior to the maturity date. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. As a result, the Fund may have to reinvest its assets in mortgage securities or other debt securities that have lower yields.

Regulatory Risk

The Fund is subject to the risk that a change in U.S. law and related regulations will impact the way the Fund operates, increase the particular costs of the Fund’s operations and/or change the competitive landscape.

Risks of Investing in Other Investment Companies and ETFs

Investments in the securities of other investment companies and ETFs, may involve duplication of advisory fees and certain other expenses. Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings in an ETF’s shares at the most optimal time, adversely affecting the Fund’s performance.

Tax and Distribution Risk

The Fund has extremely high portfolio turnover which causes the Fund to generate significant amounts of taxable income. This income is typically short-term capital gain, which is generally treated as ordinary income when distributed to shareholders, or short-term capital loss. The Fund rarely generates long-term capital gain or loss. The Fund will generally need to distribute this income in order to satisfy certain tax requirements. As a result of the Fund’s high portfolio turnover, the Fund could make larger and/or more frequent distributions than traditional unleveraged ETFs. Because the Fund’s asset level changes frequently, these distributions could comprise a substantial portion or even all of the Fund’s net assets if the Fund distributes this income after a decline in its net assets. Shareholders in the Fund on the day of such distributions may receive substantial distributions, which could lead to negative tax implications for such shareholders. Potential investors are urged to consult their own tax advisers for more detailed information.

Rules governing the federal income tax aspects of certain derivatives, including total return equity swaps, real estate-related swaps, credit default swaps and other credit derivatives are not entirely clear. Because the Fund’s status as a regulated investment company might be affected if the Internal Revenue Service did not accept the Fund’s treatment of certain transactions involving derivatives, the Fund’s ability to engage in these transactions may be limited.

Tracking Error Risk

The Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs, and/or a temporary lack of liquidity in the markets for the securities held by the Fund. A failure to achieve a daily target may cause the Fund to provide returns for a longer period that are worse than expected. In addition, even though the Fund may meet its daily target for a period of time, this will not necessarily produce the returns that might be expected in light of the returns of the Index or the Fund’s benchmark for that period.

U.S. Government Securities Risk

A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as Creation Units. You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which it trades, and the listing requirements may be amended from time to time.

Market Price Variance Risk. Individual Shares of the Fund that are listed for trading on an exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below or at their NAV. Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by the Fund at a particular time. Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained. There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund could lose money or its performance could trail that of other investment alternatives.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk

The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a conventional diversified fund.

Fund Performance	dset1424958_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly organized and has not yet commenced operations; therefore, performance information is not yet available. In the future, performance information for the Fund will be presented in this section. Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Performance information also will be available on the Fund’s website at http://direxionshares.com/etfs?performance or by calling the Fund toll free at 1-866-476-7523.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://direxionshares.com/etfs?performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-476-7523

[1]	The Fund's adviser, Rafferty Asset Management, LLC ("Rafferty" or the "Adviser") has contractually agreed to waive all or a portion of its management fee and/or reimburse the Fund for Other Expenses through April 1, 2012, to the extent that the Fund's Net Annual Operating Expenses exceed 0.95% (excluding, as applicable, among other expenses, taxes, leverage interest, Acquired Fund Fees and Expenses, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation). Any expense waiver is subject to reimbursement by the Fund only within the following three years if overall expenses fall below these percentage limitations. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.